Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties [Abstract]
Balances with the related parties

(a)	Balances with the related parties as of December 31, 2019 and 2020 are as follows:

Related party	Account	2019		2020
Investments in associates:
BNP Paribas Cardif Life Insurance	Other assets	~~W~~	92	76
”	Credit card loans		173	81
”	Deposits		402	13,941
Partners 4th Growth Investment Fund	Deposits		1,443	2,802
BNP Paribas Cardif General Insurance	Credit card loans		26	21
”	Other assets		401	—
”	Deposits		17	41
Shinhan Praxis K-Growth Global Private Equity Fund	Other assets		91	—
Dream High Fund III	Deposits		5	4
Credian Healthcare Private Equity Fund II	Deposits		4	2
Midas Dong-A Snowball Venture Fund 2	Deposits		233	1,739
Eum Private Equity Fund No.3	Deposits		353	20
Incorporated association Finance Saving Information Center	Deposits		6	7
GX Shinhan interest 1st Private Equity Fund	Unearned revenue		248	—
Nomura investment property trust No.19	Loans		11,973	11,976
”	Other assets		42	44

Related party	Account	2019		2020
Investments in associates (continued):
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Other assets	~~W~~	678	1,160
Shinhan-Stonebridge Petro Private Equity Fund (*)	Other assets		810	—
Korea Finance Security	Deposits		362	568
SHINHAN-CORE TREND GLOBAL FUND 1	Unearned revenue		9	16
Hermes Private Investment Equity Fund	Deposits		275	352
Multimedia Tech Co.Ltd	Deposits		3	—
Korea Credit Bureau	Deposits		80	2,088
Goduck Gangil1 PFV Co., Ltd	Loans		24,000	24,000
”	ACL		(78)	(71)
SBC PFV Co., Ltd	Deposits		5,142	8,011
GMG Development Co,. Ltd (*)	Deposits		300	—
Sprott Global Renewable Private Equity Fund I	Deposits		342	258
IMM Global Private Equity Fund	Loans		800	800
”	ACL		(3)	(2)
”	Deposits		7,598	10,820
Goduck Gangil10 PFV Co., Ltd	Loans		—	9,400
”	ACL		—	(19)
”	Deposits		—	2,718
Shinhan Global Healthcare Fund 2	Deposits		—	1
One Shinhan Global Fund 1	Unearned revenue		—	122
IGIS PRIVATE REAL ESTATE TRUST NO.331	Loans		—	9,919
”	Accrued income		—	121
”	Unearned revenue		—	22
COSPEC BIM tech	Loans		—	151
”	ACL		—	(95)
”	Deposits		—	1
IMM Special Situation 1-2 PRIVATE EQUITY FUND	Deposits		—	117
EDNCENTRAL Co.,Ltd.	Loans		—	19,450
”	Accrued income		—	9
”	Unearned revenue		—	578
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment	Account receivables		—	2,823
Future-Creation Neoplux Venture Capital Fund	Account receivables		—	4,137
Neoplux Market-Frontier Secondary Fund	Account receivables		—	1,630
Gyeonggi-Neoplux Superman Fund	Account receivables		—	186
Shinhan-Neoplux Energy Newbiz Fund	Account receivables		—	25

Related party	Account	2019		2020
Investments in associates (continued):
SHINHAN-NEO Core Industrial Technology Fund	Account receivables	~~W~~	—	3
KTC-NP Growth Champ 2011-2 Private Equity Fund	Account receivables		—	4,528
Neoplux No.3 Private Equity Fund	Account receivables		—	748
NV Station Private Equity Fund	Deposits		—	100
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45	Unearned revenue		—	76
IGIS Private Real Estate Investment Trust 286	Other loans		—	436
Genesis North America Power Company No.1 PEF	Other loans		—	2,171
Key management personnel and their immediate relatives:	Loans		4,426	5,144

	Assets		43,431	98,852

	Liabilities	~~W~~	16,822	44,404

(*)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2020

Transactions with the related parties

(b)	Transactions with the related parties for the years ended December 31, 2018, 2019 and 2020 are as follows:

Related party	Account	2018		2019	2020
Investments in associates
BNP Paribas Cardif Life Insurance	Fees and commission income	~~W~~	3,716	4,230	3,390
”	Reversal of credit losses		4	3	—
”	Other expense		—	(1)	(5)
”	General and administrative expenses		(17)	(9)	(4)
Shinhan Praxis K-Growth Global Private Equity Fund	Fees and commission income		685	448	361
BNP Paribas Cardif General Insurance	Fees and commission income		9	11	10
”	Provision for credit losses		(2)	—	—
”	Other operating income		—	468	333
Midas Dong-A Snowball Venture Fund (*1)	Fees and commission income		47	119	—
”	Interest expense		(2)	(1)	—
SP New Technology Business investment Fund I	Fees and commission income		317	—	—

Related party	Account	2018		2019	2020
Investments in associates
IBKS-Shinhan Creative Economy New Technology Fund	Fees and commission income	~~W~~	13	—	—
IBKS-Shinhan Creative Economy New Technology Fund 2 (*1)	Fees and commission income		16	8	—
SM New Technology Business Investment Fund I	Fees and commission income		55	14	—
JAEYOUNG SOLUTEC CO., LTD.	Interest income		523	—	—
”	Fees and commission income		2	—	—
”	Other operating income		3	—	—
”	Reversal of credit losses		—	—	—
”	Interest expense		(2)	—	—
”	Provision for credit losses		(1)	—	—
Partners 4th Growth Investment Fund	Interest expense		(19)	(7)	(4)
Shinhan-Albatross Technology Investment Fund	Fees and commission income		216	216	54
SHBNPP Private Korea Equity Long-Short Professional Feeder (*2)	Fees and commission income		975	363	—
KDBC Midas Dong-A Snowball Venture Fund No.2	Interest expense		(2)	—	(2)
STI-New Growth Engines Investment	Fees and commission income		16	—	—
Shinhan Fintech New Technology Fund No.1 (*1)	Fees and commission income		153	38	—
Shinhan Global Healthcare Fund 1	Fees and commission income		785	360	—
Taihan Industrial System Co., Ltd.	Fees and commission income		1	—	—
Shinhan capital-Cape FN Fund No.1 (*1)	Fees and commission income		82	101	—
SHC-K2 Global Material Fund	Fees and commission income		20	19	19
Synergy-Shinhan Mezzanine New Technology Investment Fund	Fees and commission income		127	94	50
Shinhan-Midas Dong-A Secondary Venture Fund	Fees and commission income		71	187	63
GX Shinhan interest 1st Private Equity Fund (*3)	Fees and commission income		412	545	454
Shinhan-Nvestor Liquidity Solution Fund	Fees and commission income		214	361	361

Related party	Account	2018		2019	2020
Investments in associates
SHC ULMUS Fund No.1 (*3)	Fees and commission income	~~W~~	51	76	39
Shinhan-PS Investment Fund No.1	Fees and commission income		12	20	20
Nomura investment property trust No.19	Interest income		312	519	525
”	Other operating income		—	7	3
”	Provision for credit loss		(34)	—	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Fees and commission income		236	2,694	2,501
Shinhan-Stonebridge Petro Private Equity Fund	Fees and commission income		1,920	1,762	—
KOREA FINANCE SECURITY	Fees and commission income		—	10	10
”	Interest expense		—	—	(1)
ShinHan-Soo Young Entrepreneur Investment Fund	Fees and commission income		—	275	206
Shinhan-Rhinos 1 Fund	Fees and commission income		—	64	64
SHINHAN-CORE TREND GLOBAL FUND1	Fees and commission income		—	45	100
Kiwoom-Shinhan Innovation Fund I	Fees and commission income		—	67	240
One Shinhan Global Fund1	Fees and commission income		—	151	399
Open-Shinhan Portfolio Investment Association No. 1	Fees and commission income		—	59	59
FuturePlay-Shinhan TechInnovation Fund 1	Fees and commission income		—	7	218
WON JIN HOME PLAN CO.,LTD	Interest income		—	186	—
Korea Credit Bureau	Fees and commission income		—	13	13
”	Interest expense		—	(5)	(12)
Goduck Gangil1 PFV Co., Ltd	Interest income		—	328	915
”	Fees and commission income		—	1,120	—
”	Provision for credit loss		—	(78)	7
SBC PFV Co., Ltd	Fees and commission income		—	—	732
”	Interest expense		—	(3)	(5)
IMM Global Private Equity Fund	Interest income		—	28	25
”	Interest expense		—	(25)	(13)
”	Provision for credit loss		—	(3)	—
Goduck Gangil10 PFV Co., Ltd	Interest income		—	—	299
”	Fees and commission income		—	—	793
”	Interest expense		—	—	(4)
”	Provision for credit loss		—	—	(19)

Related party	Account	2018		2019	2020
Investments in associates
IGIS PRIVATE REAL ESTATE TRUST NO.331	Interest income	~~W~~	—	—	731
”	Other operating expense		—	—	(67)
”	Fees and commission income		—	—	478
COSPEC BIM tech	Provision for credit loss		—	—	(95)
Korea Omega Project Fund I	Fees and commission income		—	—	131
New Green Shinhan Mezzanine Fund	Fees and commission income		—	—	42
Sparklabs-Shinhan Opportunity Fund 1	Fees and commission income		—	—	174
EDNCENTRAL Co.,Ltd.	Interest income		—	—	649
”	Fees and commission income		—	—	578
”	Other operating expense		—	—	(121)
Shinhan Western T&D Consignment Management Real Estate Investment Co., Ltd (*3)	Fees and commission income		—	—	300
Kakao-Shinhan 1st TNYT Fund	Fees and commission income		—	—	165
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment	Interest income		—	—	9
”	Fees and commission income		—	—	44
Future-Creation Neoplux Venture Capital Fund	Interest income		—	—	14
”	Fees and commission income		—	—	116
Neoplux Market-Frontier Secondary Fund	Fees and commission income		—	—	416
Gyeonggi-Neoplux Superman Fund	Fees and commission income		—	—	149
Shinhan-Neoplux Energy Newbiz Fund	Fees and commission income		—	—	308
NewWave 6th Fund	Fees and commission income		—	—	303
SHINHAN-NEO Core Industrial Technology Fund	Fees and commission income		—	—	3
KTC-NP Growth Champ 2011-2 Private Equity Fund	Interest income		—	—	5
”	Fees and commission income		—	—	86
Neoplux No.3 Private Equity Fund	Fees and commission income		—	—	748
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45	Fees and commission income		—	—	1,412

Related party	Account	2018		2019	2020
Investments in associates
CREDIAN T&F 2020 CORPORATE FINANCIAL STABILITY PRIVATE EQUITY FUND (*3)	Interest expense	~~W~~	—	—	(1)
Key management personnel and their immediate relatives
Interest income			101	161	126

		~~W~~	11,015	15,045	18,897

(*1)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2019
(*2)	As the Group does not have significant influence to this entity, this has been removed from the related parties for the year ended December 31, 2019.
(*3)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2020.

Key management personnel compensation
(c)	Key management personnel compensation

Key management personnel compensation for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Short-term employee benefits	~~W~~	22,502	21,237	23,468
Severance benefits		419	731	651
Share-based payment transactions (*)		4,944	12,343	2,628

	~~W~~	27,865	34,311	26,747

(*)	The expenses of share-based payment transactions are the renumeration expenses during the vesting period.

The guarantees provided between the related parties
(d)	The guarantees provided between the related parties as of December 31, 2019 and 2020 are as follows:

		Amount of guarantees
Guarantor	Guaranteed Parties	2019		2020	Account
Shinhan Bank	BNP Paribas Cardif Life Insurance	~~W~~	10,000	10,000	Unused credit line

(*)	Among the associates, the amount of the securities purchase agreement for structured entities is ~~W~~ 135,459 million as of December 31, 2020.

Details of collaterals provided by the related parties
(e)	Details of collaterals provided by the related parties as of December 31, 2019 and 2020 are as follows:

Provided to	Provided by	Pledged assets	2019		2020
Shinhan Bank	BNP Paribas Cardif Life Insurance	Government bonds	~~W~~	12,000	12,000
	Hyungje art printing	Properties		120	120
	Goduck Gangil1 PFV Co., Ltd	Guarantee insurance policy		28,800	28,800
	Goduck Gangil10 PFV Co., Ltd	Guarantee insurance policy		—	13,000

			~~W~~	40,920	53,920

Significant loan transactions with related parties

(f)	Details of significant loan transactions with related parties as of December 31, 2019 and 2020 are as follows:

		2019
Classification	Company	Beginning		Loan	Recover	Others (*)	Ending
Investments in associates	Nomura investment property trust No.19	~~W~~	11,966	—	—	7	11,973
	Goduck Gangil1 PFV Co., Ltd		—	24,000	—	—	24,000
	IMM Global Private Equity Fund		—	800	—	—	800

	Total	~~W~~	11,966	24,800	—	7	36,773

(*)	The effect on changes in allowance for credit loss is included.

		2020
Classification	Company	Beginning		Loan	Recover	Others (*1)	Ending
Investments in associates	Nomura investment property trust No.19	~~W~~	11,973	—	—	—	11,973
	IGIS PRIVATE REAL ESTATE TRUST NO.331		—	10,000	—	(312)	9,688
	EDNCENTRAL Co.,Ltd.		—	20,000	—	(619)	19,381
	Goduck Gangil1 PFV Co., Ltd		24,000	—	—	—	24,000
	Goduck Gangil10 PFV Co., Ltd		—	28,200	(18,800)	—	9,400
	IMM Global Private Equity Fund		800	—	—	—	800
	COSPEC BIM tech(*2)		—	—	—	151	151

	Total	~~W~~	36,773	58,200	(18,800)	(780)	75,393

(*1)	The effect on changes in allowance for credit loss is included.
(*2)	For the year ended December 31, 2020, it is incorporated as a related party, and has marked the balance as of December 31, 2020.